Master Trust Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table reflects the summary of net assets held by the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025 and 2024:

	2025		2024
(In millions)	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Investments at fair value:
Company common stock	$190.4	$190.4	$215.6	$215.6
Money market funds	5.6	5.6	5.7	5.7
Self-directed brokerage accounts	137.5	137.5	120.0	120.0
Collective investment trusts	1,070.6	1,070.5	924.4	924.3
Investments at fair value	1,404.1	1,404.0	1,265.7	1,265.6
Investments at contract value:
Synthetic GICs	69.7	69.7	75.2	75.2
Traditional GICs	2.4	2.4	2.9	2.9
Investments at contract value	72.1	72.1	78.1	78.1
Total investments	1,476.2	1,476.1	1,343.8	1,343.7

Other receivables	.6	.6	1.4	1.4

Total assets	1,476.8	1,476.7	1,345.2	1,345.1

Liabilities:
Other payables	.1	.1	.9	.9

Net assets of the Master Trust	$1,476.7	$1,476.6	$1,344.3	$1,344.2

The following table reflects the net investment income for the Master Trust for the year ended December 31, 2025:

(In millions)	Master Trust
Interest income	$2.7
Dividend income	10.3
Net appreciation in fair value of investments	168.5
Net investment income	$181.5